Annual Fund Operating Expenses	Apr. 30, 2025
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Allspring Spectrum Aggressive Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Allspring Spectrum Aggressive Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	1.02%	[1]
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.99%	[1],[2]
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Allspring Spectrum Aggressive Growth Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.50%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	1.77%	[1]
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	1.74%	[1],[2]
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Allspring Spectrum Aggressive Growth Fund | Administrator Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.95%	[1]
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.92%	[1],[2]
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Allspring Spectrum Aggressive Growth Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.70%	[1]
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.67%	[1],[2]
Allspring Spectrum Conservative Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Conservative Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Allspring Spectrum Conservative Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Conservative Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.54%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	1.12%	[3]
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.05%	[3],[4]
Allspring Spectrum Conservative Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Conservative Growth Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.54%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	1.87%	[3]
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.80%	[3],[4]
Allspring Spectrum Conservative Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Conservative Growth Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.80%	[3]
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.73%	[3],[4]
Allspring Spectrum Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Allspring Spectrum Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.54%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	1.11%	[5]
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.04%	[5],[6]
Allspring Spectrum Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Growth Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.54%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	1.86%	[5]
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.79%	[5],[6]
Allspring Spectrum Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Growth Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	0.79%	[5]
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.72%	[5],[6]
Allspring Spectrum Income Allocation Fund (Classes A, C & Institutional) | Allspring Spectrum Income Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Allspring Spectrum Income Allocation Fund (Classes A, C & Institutional) | Allspring Spectrum Income Allocation Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.63%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	1.20%	[7]
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	1.04%	[7],[8]
Allspring Spectrum Income Allocation Fund (Classes A, C & Institutional) | Allspring Spectrum Income Allocation Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.63%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	1.95%	[7]
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	1.79%	[7],[8]
Allspring Spectrum Income Allocation Fund (Classes A, C & Institutional) | Allspring Spectrum Income Allocation Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	0.88%	[7]
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	0.72%	[7],[8]
Allspring Spectrum Moderate Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Moderate Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Allspring Spectrum Moderate Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Moderate Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	1.10%	[9]
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	1.04%	[9],[10]
Allspring Spectrum Moderate Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Moderate Growth Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.51%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	1.85%	[9]
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	1.79%	[9],[10]
Allspring Spectrum Moderate Growth Fund (Classes A, C & Institutional) | Allspring Spectrum Moderate Growth Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.78%	[9]
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.72%	[9],[10]

[1]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
[2]	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.72% for Class A, 1.47% for Class C, 0.65% for Administrator Class and 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
[4]	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.72% for Class A, 1.47% for Class C and 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
[6]	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.72% for Class A, 1.47% for Class C and 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
[8]	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.72% for Class A, 1.47% for Class C and 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[9]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
[10]	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.70% for Class A, 1.45% for Class C and 0.38% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.